TRANSACTIONS WITH RELATED PARTIES (Details Textual) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Related Party Explanatory [Line Items]
Allowance for doubtful debts related to outstanding balances of related party transaction	S/ 13,700	S/ 7,200
Amounts receivable, related party transactions	S/ 2,544,431	S/ 1,468,211
Related parties [member]
Disclosure Of Related Party Explanatory [Line Items]
Borrowings, maturity	had maturities between January 2019 and December 2028	maturities where between January 2018 and July 2028
Borrowings, interest rate	6.46%	6.01%
Employees, directors, key management and family [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts receivable, related party transactions	S/ 1,031,700	S/ 957,200